Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues	$ 30,000	$ 40,000	$ 40,000	$ 20,000
Cost of revenues
Total cost of revenues	55,000	92,000	102,000	115,000
Gross loss	(25,000)	(52,000)	(62,000)	(95,000)
Operating expenses:
Selling, general and administrative expense	6,062,000	5,196,000	6,591,000	1,467,000
Research and development expense	1,748,000	1,791,000	2,621,000	1,680,000
Amortization of intangible assets				42,000
Total operating expenses	7,810,000	6,987,000	9,212,000	3,189,000
Loss from operations	(7,835,000)	(7,039,000)	(9,274,000)	(3,284,000)
Other income and (expenses)
Interest expense	(2,589,000)	(19,000)	(817,000)
Gain on forgiveness of SBA PPP loan		38,000	38,000
Financing costs	(1,554,000)
Total other income (expense)	(4,143,000)	19,000
Net Loss	$ (11,978,000)	$ (7,020,000)	$ (10,053,000)	$ (3,284,000)
Loss per share – basic and diluted	$ (0.36)	$ (0.23)	$ (0.32)	$ (0.12)
Weighted average number of shares outstanding – basic and diluted	33,237,352	30,489,968	30,970,657	27,621,029
Equipment Rental Revenue [Member]
Revenues
Total revenues	$ 7,000
Product Sales [Member]
Revenues
Total revenues	23,000	40,000
Cost of revenues
Total cost of revenues	50,000	92,000
Rental Depreciation [Member]
Cost of revenues
Total cost of revenues	$ 5,000